ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥27,606,257	¥31,553,107	$4,444,162
Allowance for credit losses	(152,842)	(739,222)	(104,117)
Total third-parties, net	¥27,453,415	¥30,813,885	$4,340,045

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥842,607	¥1,307,791	$184,199
Allowance for credit losses	(842,607)	(1,307,791)	(184,199)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for doubtful accounts

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥9,612,470	¥995,449	$140,206
Charge to (reversal of) credit losses	(8,767,356)	1,051,564	148,110
Foreign currency translation adjustments	150,335	—	—
Ending balance	¥995,449	¥2,047,013	$288,316